Summary of Significant Accounting Policies (Details) $ / shares in Units, K in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 MMK (K)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit loss provision	$ 109			$ 43
Impairment loss				335
Impairment loss of ROU assets				527
Revenue from contracts with customers	7,412			6,321	10,242
Contract liabilities	10			10
Defined benefit obligation	$ 23			23
Percentage of employee contribution	3.00%	3.00%	3.00%
Each employee’s relevant compensation			K 9,000		1
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.004
Recognized income tax, percentage	50.00%	50.00%	50.00%
Dividends recognized for unvested restricted share	$ 44			36
GovernmentAssistanceNonoperatingIncomeStatementOfIncomeOrComprehensiveIncomeExtensibleEnumerationNotDisclosedFlag	false	false	false
Government grants					309
Loan Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed interest rate	8.00%	8.00%	8.00%
Sub-contracting income [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers				818
Value-Added Taxes and Surcharges [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers	$ 77			85	106
Mandatory Provident Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of employee contribution	5.00%	5.00%	5.00%
Each employee’s relevant compensation		$ 1,500
Employee relevant compensation, per share (in Dollars per share) | $ / shares	$ 0.19
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Revenue Recognized Over Time [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue from contracts with customers					$ 41